CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 512,830	$ 80,474	¥ 5,461,264
Restricted cash	58,020	9,105	59,791
Short-term investments	1,193,909	187,350	770,000
Accounts receivable, net of allowance for credit losses of nil as of December 31, 2020 and 2021	352,324	55,288	403,584
Inventories, net	6,344	996	5,410
Amount due from related parties	840,667	131,919	646,341
Prepayments and other current assets	479,017	75,168	175,592
Total current assets	3,443,111	540,300	7,521,982
Property and equipment, net	37,555	5,893	39,640
Goodwill	957,605	150,269	957,605
Intangible assets, net	332,317	52,148	507,964
Operating lease right-of-use assets	76,811	12,053	107,120
Long-term time deposits	400,000	62,769	400,000
Other non-current assets	33,181	5,207	12,715
Total non-current assets	1,837,469	288,339	2,025,044
TOTAL ASSETS	5,280,580	828,639	9,547,026
Current liabilities (including amounts of the consolidated VIE without recourse to the Company. See Note 2.2):
Short-term loan	100,000	15,692	600,000
Accounts payable	9,800	1,538	13,846
Notes payable			170,000
Payable to riders and drivers	580,983	91,169	717,496
Amount due to related parties	71,760	11,261	52,918
Accrued expenses and other current liabilities	620,406	97,355	814,991
Operating lease liabilities	35,759	5,611	41,737
Total current liabilities	1,418,708	222,626	2,410,988
Deferred tax liabilities	27,000	4,237	38,558
Non-current operating lease liabilities	46,243	7,257	69,525
Total non-current liabilities	73,243	11,494	108,083
TOTAL LIABILITIES	1,491,951	234,120	2,519,071
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 and 2,000,000,000 shares authorized, 941,450,185 and 955,876,116 shares issued, 941,450,185 and 927,776,552 shares outstanding as of December 31, 2020 and 2021, respectively)	633	99	639
Additional paid-in capital	15,714,015	2,465,872	16,442,721
Accumulated deficit	(11,816,229)	(1,854,224)	(9,345,102)
Accumulated other comprehensive loss	(109,790)	(17,228)	(70,303)
TOTAL SHAREHOLDERS' EQUITY	3,788,629	594,519	7,027,955
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 5,280,580	$ 828,639	¥ 9,547,026